5. Marketable securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities Tables Abstract
Schedule of marketable securities
	2018	2017

FUNCINE (3)	5,229	2,997
Sovereign Fund (4)	14,472	-
FIC: (1)
Government Securities	292,708	284,075
Repo Transactions (2)	289,352	236,095
Financial Bills	96,868	161,789
Other	91,441	83,655
	790,070	768,611

Current portion	(784,841)	(765,614)
Non-current portion	5,229	2,997

(1) In August 2017, the Company invested in open-ended Investment Funds in Units (“FICs”). The Funds are mostly made up of government securities and instruments of first-tier financial institutions. In 2018, the average yield of FICs was 100.81% of the variation of the CDI rate.

(2) “Repo Transactions” are securities issued by banks with a commitment to repurchase within one day at pre-established rates. These repo transactions are backed by federal government bonds and are used by the fund with the purpose of remunerating the capital available in cash.

(3) In December 2017, in order to use the tax benefit of deductibility for income and social contribution tax purposes the Company invested the amount of R$3 million in the National Film Industry Financing Fund (“FUNCINE”). In 2018, the Company opted to make new investments in FUNCINE in the months of October and December in the total amount of R$2.4 million.

(4) The sovereign fund includes federal securities only.